SHARE CAPITAL (Investment Agreements) (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended						7 Months Ended	12 Months Ended									1 Months Ended		1 Months Ended			0 Months Ended		1 Months Ended						1 Months Ended
	Aug. 29, 2012 USD ($)	Aug. 08, 2012 USD ($)	Apr. 17, 2012 USD ($)	May 22, 2013 USD ($)	May 22, 2012 USD ($)	May 31, 2012 USD ($)	Oct. 19, 2011 USD ($)	Dec. 01, 2010 USD ($)	Jan. 31, 2010 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Oct. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	May 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May 24, 2012 USD ($)	May 16, 2012 USD ($)	May 14, 2012 USD ($)	Dec. 01, 2010 Series A Warrants [Member] USD ($)	Feb. 23, 2011 Series A Warrants [Member]	Nov. 28, 2011 Series A' Warrants [Member] USD ($)	Dec. 31, 2012 Series A' Warrants [Member]	Oct. 19, 2011 Series A' Warrants [Member]	Feb. 09, 2011 Series B Warrants [Member]	Dec. 01, 2010 Series B Warrants [Member]	Nov. 28, 2011 Series B' Warrants [Member]	Oct. 19, 2011 Series B' Warrants [Member]	Oct. 19, 2011 Series B' Warrants [Member]	Aug. 08, 2012 Finder's Fee Warrants [Member]	Oct. 19, 2011 Finder's Fee Warrants [Member]	Dec. 01, 2010 Finder's Fee Warrants [Member]	Jan. 31, 2010 January Warrants [Member]
Stockholders' Equity [Line Items]
Proceeds from issuance	$ 3,836	$ 24,986	$ 1,228	$ 4,947	$ 1,934	$ 5,921	$ 1,300	$ 2,240	$ 4,650
Units sold							135,010	166,667	168,667
Shares issued	825,000	5,500,000	540,000	1,297,883	632,057	570,755	135,010	41,667	42,167
Warrants issued to purchase ordinary shares									21,084											20,841				135,010		10,417		67,501	67,501	26,481	3,375	1,042	1,582
Ratio of shares per unit									1/15
Units sold, price per unit							$ 11.25	$ 60	$ 8.00
Warrants issued, exercise price																				78	60			7.50		0.6		0.15	0.60	5.5769			150.0000
Warrant exercise period																																	5 years
Shares issued for conversion of warrants																						13,341			10,417		65,749
The number of warrants per unit sold									0.033
Price per share threshold used in consideration of fair value estimation																				$ 60
Proceeds from exercise of warrants																						850
Warrants outstanding																							21,668
Warrant conversion terms																												According to Series B' Warrants agreement, each Series B' Warrant will be automatically exercised on a cashless basis on the 11th trading day following November 10, 2011, to a number of Ordinary Shares equal to the difference between (a) the quotient obtained by dividing (1) 200% of the maximum number of warrant Shares issuable under the Series B' warrant multiplied by the $11.25 by (2) the greater of $7.50 and 80% of the average of the 10-day volume-weighted average price immediately following the November 10, 2011 and (b) the maximum number of Warrant Shares issuable under the Series B' warrant multiplied by 2.	According to Series B' Warrants agreement, each Series B' Warrant will be automatically exercised on a cashless basis on the 11th trading day following November 10, 2011, to a number of Ordinary Shares equal to the difference between (a) the quotient obtained by dividing (1) 200% of the maximum number of warrant Shares issuable under the Series B' warrant multiplied by the $11.25 by (2) the greater of $7.50 and 80% of the average of the 10-day volume-weighted average price immediately following the November 10, 2011 and (b) the maximum number of Warrant Shares issuable under the Series B' warrant multiplied by 2.
Sale of shares, price per share	$ 5	$ 5	$ 2.55		$ 3.50	$ 11.50				$ 3.40	$ 3.40	$ 3.28	$ 3.40	$ 3.99	$ 4.21		$ 11.5	$ 3.5
Options granted	148,937	825,000	13,500		15,802	14,269					305,824
Option exercise price	$ 6.25		$ 3.1875		$ 4.375	$ 14.375
Weighted average remaining contractual life of options exercisable		45 days									7 years 4 months 17 days
Stock issuance fees and expenses	289	2,514	149	213	278	643	236
Ordinary shares, par value per share										$ 0.6	$ 0.6					$ 0.6			$ 0.04
Aggregate offering limit per agreement										$ 5,900